UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02265

The Value Line Mid Cap Focused Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1: Schedule of Investments.
A copy of the  Schedule of Investments for the period ended 3/31/15 is included with this Form.

Value Line Mid Cap Focused Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (97.5%)

	CONSUMER DISCRETIONARY (3.6%)
60,000	LKQ Corp. *	$1,533,600
44,000	TJX Companies, Inc. (The)	3,082,200
		4,615,800
	CONSUMER STAPLES (12.9%)
9,332	Boston Beer Co., Inc. (The) Class A *(1)	2,495,377
33,600	Casey’s General Stores, Inc.	3,027,360
38,000	Church & Dwight Co., Inc.	3,245,960
98,500	Flowers Foods, Inc.	2,239,890
54,000	Hormel Foods Corp.	3,069,900
21,900	J&J Snack Foods Corp.	2,336,730
		16,415,217
	ENERGY (3.2%)
22,400	Enbridge, Inc.	1,086,400
35,600	EQT Corp.	2,950,172
		4,036,572
	FINANCIALS (2.4%)
14,100	Affiliated Managers Group, Inc. *	3,028,398
	HEALTH CARE (12.3%)
16,200	C.R. Bard, Inc.	2,711,070
22,700	Henry Schein, Inc. *	3,169,374
19,400	IDEXX Laboratories, Inc. *	2,996,912
47,900	Mednax, Inc. *	3,473,229
9,900	Mettler-Toledo International, Inc. *	3,253,635
		15,604,220

	INDUSTRIALS (35.8%)
54,750	AMETEK, Inc.	2,876,565
33,600	Carlisle Companies, Inc.	3,112,368
48,400	CLARCOR, Inc.	3,197,304
37,700	Danaher Corp.	3,200,730
41,983	HEICO Corp.	2,563,902
48,926	ITT Corp.	1,952,636
22,200	Kansas City Southern	2,266,176
14,700	Kirby Corp. *	1,103,235
26,200	Middleby Corp. (The) *	2,689,430
137,400	Rollins, Inc.	3,397,902
18,500	Roper Industries, Inc.	3,182,000
21,400	Snap-on, Inc.	3,147,084
22,300	Stericycle, Inc. *	3,131,589
31,000	Teledyne Technologies, Inc. *	3,308,630
36,800	Toro Co. (The)	2,580,416
9,100	Wabtec Corp.	864,591
59,700	Waste Connections, Inc.	2,873,958
		45,448,516
	INFORMATION TECHNOLOGY (16.4%)
10,300	Alliance Data Systems Corp. *	3,051,375
55,100	Amphenol Corp. Class A	3,247,043
36,200	ANSYS, Inc. *	3,192,478
43,400	Fiserv, Inc. *	3,445,960

Shares		Value
33,300	Open Text Corp.	$1,761,237
20,100	Ultimate Software Group, Inc. (The) *	3,416,095
25,500	WEX, Inc. *	2,737,680
		20,851,868
	MATERIALS (10.9%)
27,000	Airgas, Inc.	2,864,970
55,000	Crown Holdings, Inc. *	2,971,100
26,000	Ecolab, Inc.	2,973,880
39,100	Silgan Holdings, Inc.	2,272,883
33,600	Valspar Corp. (The)	2,823,408
		13,906,241

	TOTAL COMMON STOCKS (Cost $90,577,454) (97.5%)	123,906,832

SHORT-TERM INVESTMENTS (4.3%)

	MONEY MARKET FUNDS (4.3%)
2,861,868	State Street Institutional Liquid Reserves Fund	2,861,868
2,545,303	State Street Navigator Securities Lending Prime Portfolio (2)	2,545,303

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,407,171) (4.3%)	5,407,171

	TOTAL INVESTMENT SECURITIES (101.8%)
	(Cost $95,984,625)	$129,314,003

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-1.8%)		(2,301,759)
NET ASSETS (3) (100%)		$127,012,244
NET ASSET VALUE OFFERING AND
REDEMPTION PRICE, PER OUTSTANDING SHARE
($127,012,244 ÷ 8,430,808 shares outstanding)		$15.07

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2015, the market value of the securities on loan was $2,495,377.
(2)
Securities with an aggregate market value of $2,495,377 were out on loan in exchange for $2,545,303 of cash collateral as of March 31, 2015. The collateral was invested in a cash collateral reinvestment vehicle.

(3)
For federal income tax purposes, the aggregate cost was $95,984,625, aggregate gross unrealized appreciation was $33,758,782, aggregate gross unrealized depreciation was $429,404 and the net unrealized appreciation was $33,329,378.

1

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2015:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$123,906,832	$-	$-	$123,906,832
Short-Term Investments	5,407,171	-	-	5,407,171

Total Investments in Securities	$129,314,003	$-	$-	$129,314,003

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2015 there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 29, 2015